DIVESTITURE (Details) - USD ($) $ in Millions			12 Months Ended
	Jun. 20, 2017	Jun. 05, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Cash proceeds from sale of a 30% interest in the Côté Gold Project			$ 96.5	$ 0.0
Consideration receivable			93.8	0.0
Reversal of impairment charges			524.1	0.0
Assets			3,966.9	3,400.5
Gain on sale of a 30% interest in the Côté Gold Project			19.2	0.0
Côté Gold
Disclosure of joint ventures [line items]
Proportion of ownership interest sold in joint venture		30.00%
Ownership interest in joint venture	70.00%
Exploration and evaluation assets
Disclosure of joint ventures [line items]
Reversal of impairment charges			$ 400.0	0.0
Disposal Of Interest In Cote Gold Project
Disclosure of joint ventures [line items]
Proportion of ownership interest sold in joint venture	30.00%		30.00%
Sale of ownership interest in joint venture, aggregate consideration	$ 195.0
Cash proceeds from sale of a 30% interest in the Côté Gold Project	100.0
Sale of ownership interest in joint venture, consideration receivable	$ 95.0
Sale of ownership interest in joint venture, consideration receivable terms, period following close date	18 months
Payments of transaction costs	$ 3.5
Sale of ownership interest in joint venture, consideration receivable, additional transactions costs	2.9
Consideration receivable			$ 93.8
Net carrying amount of assets disposed	167.6
Assets	390.4		$ 395.7	$ 154.9
Gain on sale of a 30% interest in the Côté Gold Project	$ 19.2